INVENTORIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
INVENTORIES
Raw materials	$ 34,985	$ 65,503	$ 75,141
Work in progress	0	0	221,250
Finished goods	80,410	18,599	136,334
Total	$ 115,395	$ 84,102	$ 432,725